As filed with the Securities and Exchange Commission on August 27, 2024

Securities Act Registration No. 333-171987
Investment Company Act Registration No. 811-22524

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. 169	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 170	☒

PRECIDIAN ETFs TRUST
Karen Shupe Commonwealth Fund Services, Inc. 8730 Stony Point Parkway, Suite 205 Richmond, VA 23235 (804) 267-7400
(Address and Telephone Number of Principal Executive Offices)

Mark Criscitello
301 S. State Street, Suite N002 Newtown, PA 18940
(Name and Address of Agent for Service)

With Copy to:

John H. Lively
Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	On September 5, 2024 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	__________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The sole purpose of this filing is to delay, until September 5, 2024, the effectiveness of the Registrant’s Post-Effective Amendment No. 49 to its Registration Statement.  Post-Effective Amendment No. 49 to the Registration Statement of Precidian ETFs Trust (the “Trust”) relates solely to the Anheuser-Busch InBev SA/NV ADRPLUS Fund, AstraZeneca PLC ADRPLUS Fund, Banco Santander, S.A. ADRPLUS Fund, BP P.L.C. ADRPLUS Fund, British American Tobacco p.l.c. ADRPLUS Fund, Diageo plc ADRPLUS Fund, GlaxoSmithKline plc ADRPLUS Fund, HSBC Holdings Plc ADRPLUS Fund, Mitsubishi UFJ Financial Group, Inc. ADRPLUS Fund, Novartis AG ADRPLUS Fund, Novo Nordisk A/S (B Shares) ADRPLUS Fund, Royal Dutch Shell plc (Class A) ADRPLUS Fund, Royal Dutch Shell plc (Class B) ADRPLUS Fund, Sanofi ADRPLUS Fund, SAP AG ADRPLUS Fund, Total S.A. ADRPLUS Fund, Toyota Motor Corporation ADRPLUS Fund and Vodafone Group Plc ADRPLUS Fund. Parts A and B of the Registrant’s Post-Effective Amendment No. 72, filed on June 1, 2018, are incorporated herein by reference.

The prospectus and statement of additional information for the other series of the Trust are not changed by the filing of this Post-Effective Amendment.

PART C. OTHER INFORMATION

Item 28. Exhibits

Unless otherwise noted, documents containing Accession Numbers below have previously been filed with the Securities and Exchange Commission and are incorporated herein by reference.

(a)	Articles of Incorporation

	(1)	Certificate of Trust – To be Filed by Amendment.

	(2)	Certificate of Amendment to Certificate of Trust – To be Filed by Amendment.

	(3)	Second Amended and Restated Declaration of Trust effective August 22, 2024 – To be Filed by Amendment.

(b)	Amended B-laws

	(1)	Amended By-Laws effective August 22, 2024 – To be Filed by Amendment.

(c)	Instruments Defining Rights of Security Holders

	(1)	Second Amended and Restated Declaration of Trust: Articles III, V, and VI defines the rights of holders of the securities being registered. (Certificates for units are not issued.) – see Exhibit (a)2

(d)	Investment Advisory Agreements

	(1)	Investment Management Agreement between the Registrant and Precidian Funds, LLC - To be Filed by Amendment.

(e)	Underwriting Contracts

	(1)	Distribution Agreement between the Registrant and Foreside Fund Services, LLC – To be Filed by Amendment.

	(2)	Form of Precidian ETFs Trust Authorized Participant Agreement – To be Filed by Amendment.

(f)	Bonus or Profit Sharing Contracts – Not Applicable

(g)	Custodian Agreements

	(1)	Custody Agreement between the Registrant and The Bank of New York Mellon - To be Filed by Amendment.

(h)	Other Material Contracts

	(1)	Transfer Agency and Service Agreement between the Registrant and The Bank of New York Mellon - To be Filed by Amendment.
	(2)	Fund Administration and Accounting Agreement between the Registrant and The Bank of New York Mellon - To be Filed by Amendment.

	(3)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. - To be Filed by Amendment.

(i)	Legal Opinion

(1) Opinion and Consent of Practus, LLP regarding the legality of securities registered with respect to all series of the Precidian ETFs Trust dated ________, 2024 - To be Filed by Amendment.

(j)	Other Opinions - None

(k)	Omitted Financial Statements – Not Applicable

(l)	Initial Capital Agreement - To be Filed by Amendment.

(m)	Rule 12b-1 Plan

(1) Distribution and Shareholder Services Plan Pursuant to Rule 12b-1 of the Registrant – To be Filed by Amendment.

(n)	Rule 18f-3 Plan – Not Applicable

(o)	Reserved.

(p)	Codes of Ethics

(1) Code of Ethics of Registrant – To be Filed by Amendment.

(2) Code of Ethics of Precidian Funds, LLC dated August 5, 2025 – To be Filed by Amendment.

(q)	Other

(1) Power of Attorney for Mary Lou Ivey, David J. Urban, Theo H. Pitt and Laura V. Morrison dated August 22, 2024 - Filed herewith

Item 29. Persons Controlled By or Under Common Control With Registrant

Not Applicable.

Item 30. Indemnification

See Article VIII, Section 5 of the Registrant’s Agreement and Declaration of Trust and the section titled “Indemnification of Trustees, Officers, Employees and Other Agents” in the Registrant’s By-Laws.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (“Securities Act”), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issues.

Item 32.	Principal Underwriters

Item 32(a)	Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	AB Active ETFs, Inc.

2.	ABS Long/Short Strategies Fund
3.	Absolute Shares Trust
4.	ActivePassive Core Bond ETF, Series of Trust for Professional Managers
5.	ActivePassive Intermediate Municipal Bond ETF, Series of Trust for Professional Managers
6.	ActivePassive International Equity ETF, Series of Trust for Professional Managers
7.	ActivePassive U.S. Equity ETF, Series of Trust for Professional Managers
8.	Adaptive Core ETF, Series of Collaborative Investment Series Trust
9.	AdvisorShares Trust
10.	AFA Private Credit Fund
11.	AGF Investments Trust
12.	AIM ETF Products Trust
13.	Alexis Practical Tactical ETF, Series of Listed Funds Trust
14.	AlphaCentric Prime Meridian Income Fund
15.	American Century ETF Trust
16.	Amplify ETF Trust
17.	Applied Finance Dividend Fund, Series of World Funds Trust
18.	Applied Finance Explorer Fund, Series of World Funds Trust
19.	Applied Finance Select Fund, Series of World Funds Trust
20.	ARK ETF Trust
21.	ARK Venture Fund
22.	Bitwise Funds Trust
23.	Bluestone Community Development Fund
24.	BondBloxx ETF Trust
25.	Bramshill Multi-Strategy Income Fund, Series of Investment Managers Series Trust
26.	Bridgeway Funds, Inc.
27.	Brinker Capital Destinations Trust
28.	Brookfield Real Assets Income Fund Inc.
29.	Build Funds Trust
30.	Calamos Convertible and High Income Fund
31.	Calamos Convertible Opportunities and Income Fund
32.	Calamos Dynamic Convertible and Income Fund
33.	Calamos ETF Trust
34.	Calamos Global Dynamic Income Fund
35.	Calamos Global Total Return Fund
36.	Calamos Strategic Total Return Fund
37.	Carlyle Tactical Private Credit Fund
38.	Cascade Private Capital Fund
39.	Catalyst Strategic Income Opportunities Fund
40.	Center Coast Brookfield MLP & Energy Infrastructure Fund
41.	Clifford Capital Focused Small Cap Value Fund, Series of World Funds Trust
42.	Clifford Capital International Value Fund, Series of World Funds Trust
43.	Clifford Capital Partners Fund, Series of World Funds Trust
44.	Cliffwater Corporate Lending Fund
45.	Cliffwater Enhanced Lending Fund
46.	Cohen & Steers Infrastructure Fund, Inc.
47.	Convergence Long/Short Equity ETF, Series of Trust for Professional Managers
48.	CornerCap Small-Cap Value Fund, Series of Managed Portfolio Series
49.	CrossingBridge Pre-Merger SPAC ETF, Series of Trust for Professional Managers
50.	Curasset Capital Management Core Bond Fund, Series of World Funds Trust
51.	Curasset Capital Management Limited Term Income Fund, Series of World Funds Trust
52.	CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF, Series of ONEFUND Trust
53.	Davis Fundamental ETF Trust
54.	Defiance Connective Technologies ETF, Series of ETF Series Solutions
55.	Defiance Hotel, Airline, and Cruise ETF, Series of ETF Series Solutions
56.	Defiance Next Gen H2 ETF, Series of ETF Series Solutions
57.	Defiance Quantum ETF, Series of ETF Series Solutions
58.	Denali Structured Return Strategy Fund
59.	Direxion Funds

60.	Direxion Shares ETF Trust
61.	Dividend Performers ETF, Series of Listed Funds Trust
62.	Dodge & Cox Funds
63.	DoubleLine ETF Trust
64.	DoubleLine Income Solutions Fund
65.	DoubleLine Opportunistic Credit Fund
66.	DoubleLine Yield Opportunities Fund
67.	DriveWealth ETF Trust
68.	EIP Investment Trust
69.	Ellington Income Opportunities Fund
70.	ETF Opportunities Trust
71.	Evanston Alternative Opportunities Fund
72.	Exchange Listed Funds Trust
73.	Exchange Place Advisors Trust
74.	FlexShares Trust
75.	Forum Funds
76.	Forum Funds II
77.	Forum Real Estate Income Fund
78.	Goose Hollow Enhanced Equity ETF, Series of Collaborative Investment Series Trust
79.	Goose Hollow Multi-Strategy Income ETF, Series of Collaborative Investment Series Trust
80.	Goose Hollow Tactical Allocation ETF, Series of Collaborative Investment Series Trust
81.	Gramercy Emerging Markets Debt Fund, Series of Investment Managers Series Trust
82.	Grayscale Future of Finance ETF, Series of ETF Series Solutions
83.	Guinness Atkinson Funds
84.	Harbor ETF Trust
85.	Horizon Kinetics Blockchain Development ETF, Series of Listed Funds Trust
86.	Horizon Kinetics Energy and Remediation ETF, Series of Listed Funds Trust
87.	Horizon Kinetics Inflation Beneficiaries ETF, Series of Listed Funds Trust
88.	Horizon Kinetics Medical ETF, Series of Listed Funds Trust
89.	Horizon Kinetics SPAC Active ETF, Series of Listed Funds Trust
90.	IDX Funds
91.	Innovator ETFs Trust
92.	Ironwood Institutional Multi-Strategy Fund LLC
93.	Ironwood Multi-Strategy Fund LLC
94.	Jensen Quality Growth ETF, Series of Trust for Professional Managers
95.	John Hancock Exchange-Traded Fund Trust
96.	LDR Real Estate Value-Opportunity Fund, Series of World Funds Trust
97.	Mairs & Power Balanced Fund, Series of Trust for Professional Managers
98.	Mairs & Power Growth Fund, Series of Trust for Professional Managers
99.	Mairs & Power Minnesota Municipal Bond ETF, Series of Trust for Professional Managers
100.	Mairs & Power Small Cap Fund, Series of Trust for Professional Managers
101.	Manor Investment Funds
102.	Milliman Variable Insurance Trust
103.	Mindful Conservative ETF, Series of Collaborative Investment Series Trust
104.	Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV
105.	Mohr Growth ETF, Series of Collaborative Investment Series Trust
106.	Mohr Industry Nav ETF, Series of Collaborative Investment Series Trust
107.	Mohr Sector Nav ETF, Series of Collaborative Investment Series Trust
108.	Morgan Stanley ETF Trust
109.	Morningstar Funds Trust
110.	Mutual of America Investment Corporation
111.	NEOS ETF Trust
112.	Niagara Income Opportunities Fund
113.	NXG Cushing® Midstream Energy Fund
114.	Opal Dividend Income ETF, Series of Listed Funds Trust
115.	OTG Latin American Fund, Series of World Funds Trust
116.	Overlay Shares Core Bond ETF, Series of Listed Funds Trust
117.	Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust

118.	Overlay Shares Hedged Large Cap Equity ETF, Series of Listed Funds Trust
119.	Overlay Shares Large Cap Equity ETF, Series of Listed Funds Trust
120.	Overlay Shares Municipal Bond ETF, Series of Listed Funds Trust
121.	Overlay Shares Short Term Bond ETF, Series of Listed Funds Trust
122.	Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust
123.	Palmer Square Opportunistic Income Fund
124.	Partners Group Private Income Opportunities, LLC
125.	Performance Trust Mutual Funds, Series of Trust for Professional Managers
126.	Performance Trust Short Term Bond ETF, Series of Trust for Professional Managers
127.	Perkins Discovery Fund, Series of World Funds Trust
128.	Philotimo Focused Growth and Income Fund, Series of World Funds Trust
129.	Plan Investment Fund, Inc.
130.	Point Bridge America First ETF, Series of ETF Series Solutions
131.	Preferred-Plus ETF, Series of Listed Funds Trust
132.	Rareview Dynamic Fixed Income ETF, Series of Collaborative Investment Series Trust
133.	Rareview Systematic Equity ETF, Series of Collaborative Investment Series Trust
134.	Rareview Tax Advantaged Income ETF, Series of Collaborative Investment Series Trust
135.	Rareview Total Return Bond ETF, Series of Collaborative Investment Series Trust
136.	Renaissance Capital Greenwich Funds
137.	Reynolds Funds, Inc.
138.	RiverNorth Enhanced Pre-Merger SPAC ETF, Series of Listed Funds Trust
139.	RiverNorth Patriot ETF, Series of Listed Funds Trust
140.	RMB Investors Trust
141.	Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust
142.	Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust
143.	Roundhill Alerian LNG ETF, Series of Listed Funds Trust
144.	Roundhill Ball Metaverse ETF, Series of Listed Funds Trust
145.	Roundhill Cannabis ETF, Series of Listed Funds Trust
146.	Roundhill ETF Trust
147.	Roundhill Magnificent Seven ETF, Series of Listed Funds Trust
148.	Roundhill S&P Global Luxury ETF, Series of Listed Funds Trust
149.	Roundhill Sports Betting & iGaming ETF, Series of Listed Funds Trust
150.	Roundhill Video Games ETF, Series of Listed Funds Trust
151.	Rule One Fund, Series of World Funds Trust
152.	Securian AM Real Asset Income Fund, Series of Investment Managers Series Trust
153.	Six Circles Trust
154.	Sound Shore Fund, Inc.
155.	SP Funds Trust
156.	Sparrow Funds
157.	Spear Alpha ETF, Series of Listed Funds Trust
158.	STF Tactical Growth & Income ETF, Series of Listed Funds Trust
159.	STF Tactical Growth ETF, Series of Listed Funds Trust
160.	Strategic Trust
161.	Strategy Shares
162.	Swan Hedged Equity US Large Cap ETF, Series of Listed Funds Trust
163.	Syntax ETF Trust
164.	Tekla World Healthcare Fund
165.	Tema ETF Trust
166.	The 2023 ETF Series Trust
167.	The 2023 ETF Series Trust II
168.	The Community Development Fund
169.	The Finite Solar Finance Fund
170.	The Private Shares Fund
171.	The SPAC and New Issue ETF, Series of Collaborative Investment Series Trust
172.	Third Avenue Trust
173.	Third Avenue Variable Series Trust
174.	Tidal ETF Trust
175.	Tidal Trust II

176.	Tidal Trust III
177.	TIFF Investment Program
178.	Timothy Plan High Dividend Stock Enhanced ETF, Series of The Timothy Plan
179.	Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan
180.	Timothy Plan International ETF, Series of The Timothy Plan
181.	Timothy Plan Market Neutral ETF, Series of The Timothy Plan
182.	Timothy Plan US Large/Mid Cap Core ETF, Series of The Timothy Plan
183.	Timothy Plan US Large/Mid Core Enhanced ETF, Series of The Timothy Plan
184.	Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan
185.	Total Fund Solution
186.	Touchstone ETF Trust
187.	T-Rex 2X Inverse Bitcoin Daily Target ETF, Series of World Funds Trust
188.	T-Rex 2X Long Bitcoin Daily Target ETF, Series of World Funds Trust
189.	TrueShares Active Yield ETF, Series of Listed Funds Trust
190.	TrueShares Eagle Global Renewable Energy Income ETF, Series of Listed Funds Trust
191.	TrueShares Structured Outcome (April) ETF, Series of Listed Funds Trust
192.	TrueShares Structured Outcome (August) ETF, Series of Listed Funds Trust
193.	TrueShares Structured Outcome (December) ETF, Series of Listed Funds Trust
194.	TrueShares Structured Outcome (February) ETF, Series of Listed Funds Trust
195.	TrueShares Structured Outcome (January) ETF, Series of Listed Funds Trust
196.	TrueShares Structured Outcome (July) ETF, Series of Listed Funds Trust
197.	TrueShares Structured Outcome (June) ETF, Series of Listed Funds Trust
198.	TrueShares Structured Outcome (March) ETF, Series of Listed Funds Trust
199.	TrueShares Structured Outcome (May) ETF, Listed Funds Trust
200.	TrueShares Structured Outcome (November) ETF, Series of Listed Funds Trust
201.	TrueShares Structured Outcome (October) ETF, Series of Listed Funds Trust
202.	TrueShares Structured Outcome (September) ETF, Series of Listed Funds Trust
203.	TrueShares Technology, AI & Deep Learning ETF, Series of Listed Funds Trust
204.	U.S. Global Investors Funds
205.	Union Street Partners Value Fund, Series of World Funds Trust
206.	Vest Bitcoin Strategy Managed Volatility Fund, Series of World Funds Trust
207.	Vest S&P 500® Dividend Aristocrats Target Income Fund, Series of World Funds Trust
208.	Vest US Large Cap 10% Buffer Strategies Fund, Series of World Funds Trust
209.	Vest US Large Cap 10% Buffer Strategies VI Fund, Series of World Funds Trust
210.	Vest US Large Cap 20% Buffer Strategies Fund, Series of World Funds Trust
211.	Vest US Large Cap 20% Buffer Strategies VI Fund, Series of World Funds Trust
212.	VictoryShares Core Intermediate Bond ETF, Series of Victory Portfolios II
213.	VictoryShares Core Plus Intermediate Bond ETF, Series of Victory Portfolios II
214.	VictoryShares Corporate Bond ETF, Series of Victory Portfolios II
215.	VictoryShares Developed Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
216.	VictoryShares Dividend Accelerator ETF, Series of Victory Portfolios II
217.	VictoryShares Emerging Markets Value Momentum ETF, Series of Victory Portfolios II
218.	VictoryShares Free Cash Flow ETF, Series of Victory Portfolios II
219.	VictoryShares Hedged Equity Income ETF, Series of Victory Portfolios II
220.	VictoryShares International High Div Volatility Wtd ETF, Series of Victory Portfolios II
221.	VictoryShares International Value Momentum ETF, Series of Victory Portfolios II
222.	VictoryShares International Volatility Wtd ETF, Series of Victory Portfolios II
223.	VictoryShares NASDAQ Next 50 ETF, Series of Victory Portfolios II
224.	VictoryShares Short-Term Bond ETF, Series of Victory Portfolios II
225.	VictoryShares THB Mid Cap ESG ETF, Series of Victory Portfolios II
226.	VictoryShares US 500 Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
227.	VictoryShares US 500 Volatility Wtd ETF, Series of Victory Portfolios II
228.	VictoryShares US Discovery Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
229.	VictoryShares US EQ Income Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
230.	VictoryShares US Large Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
231.	VictoryShares US Multi-Factor Minimum Volatility ETF, Series of Victory Portfolios II
232.	VictoryShares US Small Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
233.	VictoryShares US Small Cap Volatility Wtd ETF, Series of Victory Portfolios II

234.	VictoryShares US Small Mid Cap Value Momentum ETF, Series of Victory Portfolios II
235.	VictoryShares US Value Momentum ETF, Series of Victory Portfolios II
236.	VictoryShares WestEnd Economic Cycle Bond ETF, Series of Victory Portfolios II
237.	VictoryShares WestEnd Global Equity ETF, Series of Victory Portfolios II
238.	VictoryShares WestEnd US Sector ETF, Series of Victory Portfolios II
239.	Volatility Shares Trust
240.	West Loop Realty Fund, Series of Investment Managers Series Trust
241.	Wilshire Mutual Funds, Inc.
242.	Wilshire Variable Insurance Trust
243.	WisdomTree Digital Trust
244.	WisdomTree Trust
245.	WST Investment Trust
246.	XAI Octagon Floating Rate & Alternative Income Term Trust

Item 32(b)	The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	Three Canal Plaza, Suite 100, Portland, ME 04101	President/Manager	None
Chris Lanza	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Kate Macchia	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Kelly B. Whetstone	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None
Susan L. LaFond	Three Canal Plaza, Suite 100, Portland, ME 04101	Treasurer	None
Weston Sommers	Three Canal Plaza, Suite 100, Portland, ME 04101	Financial and Operations Principal and Chief Financial Officer	None

Item 32(c)	Not applicable.

Item 33. Location of Accounts and Records

The accounts, books or other documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are kept in several locations:

a)	Adviser	Precidian Funds LLC, 301 S. State Street, Suite N002, Newtown, PA 18940
b)	Administrator, Fund Accountant, Custodian, Transfer Agent	The Bank of New York Mellon, 240 Greenwich Street, New York, New York 10286
c)	Co-Administrator	Commonwealth Fund Services, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235.

d)	Distributor	Foreside Fund Services, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101.

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act and has duly caused this Post-Effective Amendment No. 169 to the Registrant’s Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Richmond, Commonwealth of Virginia on the 27th day of August, 2024.

ETF OPPORTUNITIES TRUST

By:	/s/ Karen M. Shupe
Karen M. Shupe Treasurer and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 169 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature		Title	Date

*David J. Urban		Trustee	August 27, 2024

*Mary Lou H. Ivey		Trustee	August 27, 2024

*Theo H. Pitt, Jr.		Trustee	August 27, 2024

*Laura V. Morrison		Trustee	August 27, 2024

/s/ Karen M. Shupe		Treasurer and Principal Executive Officer	August 27, 2024
Karen M. Shupe

/s/ Ann T. MacDonald		Assistant Treasurer and Principal Financial Officer	August 27, 2024
Ann T. MacDonald

*By:	/s/ Karen M. Shupe
Karen M. Shupe

*Attorney-in-fact pursuant to Powers of Attorney Filed herewith

EXHIBITS

(q)	Power of Attorney